Summary Of Significant Accounting Policies - Schedule of the calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended						7 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Numerator:
Allocation of net income (loss), as adjusted	$ (44,630)	$ 802,803	$ 2,070,528	$ 652,421	$ (196,919)	$ (1,025,824)	$ (1,793)		$ 2,828,701	$ (570,322)	$ 886,918
Common Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (44,630)			$ 521,937			$ 0		$ 2,437,328	$ (450,395)	$ 702,819
Denominator:
Weighted average shares outstanding, basic	10,935,691			30,000,000			0		18,477,615	27,912,088	28,438,356
Weighted average shares outstanding, diluted	10,935,691			30,000,000			0		18,477,615	27,912,088	28,438,356
Basic and diluted income (loss) per share, basic	$ 0			$ 0.02			$ 0		$ 0.13	$ (0.02)	$ 0.02
Basic and diluted income (loss) per share, diluted	$ 0			$ 0.02			$ 0		$ 0.13	$ (0.02)	$ 0.02
Common Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 0			$ 130,484			$ (1,793)		$ 391,373	$ (119,927)	$ 184,099
Denominator:
Weighted average shares outstanding, basic	1			7,500,000			1,943,000		2,967,034	7,432,143	7,449,247
Weighted average shares outstanding, diluted	1			7,500,000			1,943,000		2,967,034	7,432,143	7,449,247
Basic and diluted income (loss) per share, basic	$ 0			$ 0.02			$ 0	[1]	$ 0.13	$ (0.02)	$ 0.02	[1]
Basic and diluted income (loss) per share, diluted	$ 0			$ 0.02			$ 0	[1]	$ 0.13	$ (0.02)	$ 0.02	[1]

[1]	Excludes up to 978,750 shares of Series B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Notes 5 and 7). All share and per-share amounts have been retroactively restated to reflect the stock split. On January 18, 2022, the underwriters partially exercised their over-allotment option, hence, 975,000 Founder Shares are no longer subject to forfeiture since then and the remaining unexercised portion of such over-allotment option, an aggregate of 3,750 Founder Shares were forfeited, resulting in an aggregate of 7,500,000 Founder Shares outstanding (see Note 5).